Financial assets, liabilities and financial result (excluding Orange Bank) - Analysis of external net financial debt by entity (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 25,441	€ 23,843	€ 24,444
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	188	107	309
Orange Espagne [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	136	113	169
FT IMMO H [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	404	482	536
Medi Telecom [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	403	390	423
Other subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	414	250	(147)
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 23,896	€ 22,501	€ 23,154